November 29, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust (File Nos. 33-12289; 811-05038)

Ladies and Gentlemen:

On behalf of Clearwater Investment Trust, enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information included in the supplement, filed pursuant to Rule 497(e) on November 8, 2012, to the Prospectuses of Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund, dated April 30, 2012, as supplemented.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (651) 215-4428.

Very truly yours,

/s/ Jennifer D. Lammers
Jennifer D. Lammers

Enclosures